Type:  		13F-HR
Period:		12/31/2006
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : 		Jonathan J. Derby
	          	   	617-527-0033
		         	jderby@derbyco.com

Report for the Calendar Year or Quarter Ended :	December 31, 2006

Check here if Amendment [  ] Amendment Number :

This Amendment  [  ] is a restatement  [ X ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  028-04811

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts February 14, 2007
Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	$86,462,000
Form 13F Information Table Value Total:	28

List of Other Included Managers: NA

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     4988    69603 SH       SOLE                     9526	       60077
ANHEUSER BUSCH COS INC COM     COM              035229103     3091    62819 SH       SOLE                     7540	       55279
BERKSHIRE HATHAWAY INC CL B    COM              084670207     4044     1103 SH       SOLE                      166	         937
CHESAPEAKE ENERGY CORP COM     COM              165167107     2456    84558 SH       SOLE                     6586	       77972
CHEVRON CORP COM               COM              166764100     3745    50935 SH       SOLE                     6844	       44091
CITIGROUP INC                  COM              172967101     6253   112264 SH       SOLE                    18082	       94182
COMCAST CORP NEW CL A          COM              20030N101     4455   105236 SH       SOLE                    12023	       93213
CONOCOPHILLIPS                 COM              20825C104     4733    65788 SH       SOLE                     8819	       56969
DELL COMPUTER CORP COM         COM              247025109     4333   172679 SH       SOLE                    24056	      148623
GANNETT CO INC DEL             COM              364730101     3779    62496 SH       SOLE                     7823	       54673
HOME DEPOT INC                 COM              437076102     2477    61668 SH       SOLE                     6601	       55067
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     3106    33893 SH       SOLE                     3966	       29927
REALOGY CORP COM               COM              75605E100     1037    34205 SH       SOLE                     5648	       28557
SPRINT NEXTEL CORP COM FON SHS COM              852061100     3176   168142 SH       SOLE                    21658	      146484
TYCO INTL LTD NEW COM          COM              902124106     2982    98096 SH       SOLE                    10401	       87695
UNITED HEALTHCARE CORP         COM              910581107     3423    63706 SH       SOLE                     8666	       55040
WASHINGTON MUT INC COM         COM              939322103     5309   116717 SH       SOLE                    15020	      101697
WELLS FARGO & CO DEL COM       COM              949746101     4871   136970 SH       SOLE                    17282	      119688
COHEN & STEERS QTY RLY COM                      19247L106      549    22186 SH       SOLE                        0	       22186
COHEN & STEERS WRLDWD COM                       19248J100      851    29702 SH       SOLE                      210	       29492
ISHARES TR 1-3 YR TRS BD                        464287457      231     2892 SH       SOLE                      350	        2542
ISHARES TREAS INFLATION PROTEC                  464287176     3483    35251 SH       SOLE                     2031	       33220
KAYNE ANDERSON ENRGY COM                        48660P104     1193    45982 SH       SOLE                      174	       45808
KAYNE ANDERSON MLP INV COM                      486606106     4583   138972 SH       SOLE                     6374	      132598
NUVEEN INVT QUALITY COM                         67062E103      944    61047 SH       SOLE                        0	       61047
NUVEEN QUALT INCM MUN COM                       670977107     2721   182397 SH       SOLE                     6434	      475963
WESTERN ASSET GLOBAL PARTNERS                   95766g108     1080    84605 SH       SOLE                     3581	       81024
WESTERN ASSET PREMIER SHS BEN                   957664105     2569   169575 SH       SOLE                     5956	      163619

REPORT SUMMARY		        28 DATA RECORDS		     86462	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
